Stock Based Compensation (Schedule of Outstanding Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	206,463	219,540	225,670	229,836
Average Exercise Price	$ 26.74	$ 26.64	$ 26.27	$ 25.85
Remaining Life, Years	5 years 8 months 12 days
Options Exercisable	193,963	190,940	196,489
Average Exercise Price	$ 26.59	$ 26.58	$ 26.15
Average Exercise Price - $27.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	19,063
Average Exercise Price	$ 27.62
Remaining Life, Years	1 year 3 months 18 days
Options Exercisable	19,063
Average Exercise Price	$ 27.62
Average Exercise Price - $28.64 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	17,600
Average Exercise Price	$ 28.64
Remaining Life, Years	2 years
Options Exercisable	17,600
Average Exercise Price	$ 28.64
Average Exercise Price - $28.41 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	17,600
Average Exercise Price	$ 28.41
Remaining Life, Years	3 years
Options Exercisable	17,600
Average Exercise Price	$ 28.41
Average Exercise Price - $25.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	18,700
Average Exercise Price	$ 25.00
Remaining Life, Years	4 years
Options Exercisable	18,700
Average Exercise Price	$ 25.00
Average Exercise Price - $26.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,100
Average Exercise Price	$ 26.27
Remaining Life, Years	4 years 3 months 18 days
Options Exercisable	1,100
Average Exercise Price	$ 26.27
Average Exercise Price - $25.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	17,600
Average Exercise Price	$ 25.99
Remaining Life, Years	5 years
Options Exercisable	17,600
Average Exercise Price	$ 25.99
Average Exercise Price - $24.44 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,100
Average Exercise Price	$ 24.44
Remaining Life, Years	5 years 2 months 12 days
Options Exercisable	1,100
Average Exercise Price	$ 24.44
Average Exercise Price - $25.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	22,550
Average Exercise Price	$ 25.25
Remaining Life, Years	6 years
Options Exercisable	22,550
Average Exercise Price	$ 25.25
Average Exercise Price - $24.97 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	24,750
Average Exercise Price	$ 24.97
Remaining Life, Years	7 years
Options Exercisable	24,750
Average Exercise Price	$ 24.97
Average Exercise Price - $27.05 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	25,300
Average Exercise Price	$ 27.05
Remaining Life, Years	8 years
Options Exercisable	25,300
Average Exercise Price	$ 27.05
Average Exercise Price - $27.55 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,100
Average Exercise Price	$ 27.55
Remaining Life, Years	8 years
Options Exercisable	1,100
Average Exercise Price	$ 27.55
Average Exercise Price - $28.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	2,000
Average Exercise Price	$ 28.95
Remaining Life, Years	8 years 8 months 12 days
Options Exercisable	2,000
Average Exercise Price	$ 28.95
Average Exercise Price - $26.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	25,500
Average Exercise Price	$ 26.90
Remaining Life, Years	9 years
Options Exercisable	25,500
Average Exercise Price	$ 26.90
Average Exercise Price 29.08 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	12,500
Average Exercise Price	$ 29.08
Remaining Life, Years	10 years
Options Exercisable	0
Average Exercise Price	$ 0.00